Borrowings	12 Months Ended
Dec. 31, 2011
Borrowings

Note 7:      Borrowings

At December 31, advances from the Federal Home Loan Bank were as follows:

	2011	2010
	(In thousands)
Maturities February 2011 through August 2025, primarily at fixed rates ranging from 2.88% to 7.20%, averaging 3.84%	$––	$43,450
Maturities September 2013 through August 2025, primarily at fixed rates ranging from 3.08% to 7.20%, averaging 3.62%	32,951	––

	$32,951	$43,450

At December 31, 2011 required annual principal payments on Federal Home Loan Bank advances were as follows:

For the year ending December 31,	(In thousands)

2012	$446
2013	5,386
2014	247
2015	187
2016	6,181
Thereafter	20,504

$32,951

At December 31, 2011 and 2010, as a member of the Federal Home Loan Bank system the Bank had the ability to obtain up to $25.1 million and $2.5 million, respectively, in additional borrowings based on securities and certain loans pledged to the FHLB. At both December 31, 2011 and 2010, the Bank had approximately $98.0 million of one- to four-family residential real estate and commercial real estate loans pledged as collateral for borrowings. Also at December 31, 2011, the Company and the Bank have cash management lines of credit with various correspondent banks (excluding FHLB cash management lines of credit) enabling additional borrowings of up to $15 million.

Short-term borrowings include approximately $10.0 million and $11.3 million at December 31, 2011 and 2010, respectively, of securities sold under agreements to repurchase. At December 31, 2011 there were no treasury tax and loan obligations. At December 31, 2010, approximately $522,000, for treasury tax and loan obligations was included in short term borrowings.

Securities sold under agreements to repurchase are financing arrangements whereby the Company sells securities and agrees to repurchase the identical securities at the maturities of the agreements at specified prices. Physical control is maintained for all securities sold under repurchase agreements. Information concerning securities sold under agreements to repurchase is summarized as follows:

	2011	2010
	(Dollars in thousands)

Balance outstanding at year end	$9,968	$11,321
Average daily balance during the year	$13,020	$12,734
Average interest rate during the year	0.18%	0.21%
Maximum month-end balance during the year	$15,704	$14,931
Weighted-average interest rate at year end	0.18%	0.21%

Securities with an approximate carrying value of $15.2 million and $13.6 million at December 31, 2011 and 2010, respectively, were pledged as collateral for repurchase borrowings.